Stock Based Compensation - 2016 Employee Stock Purchase Plan (Detail) - USD ($) $ in Millions		6 Months Ended	10 Months Ended
	Jun. 21, 2016	Jun. 30, 2016	May 15, 2017	Dec. 31, 2015	Dec. 31, 2014
Stock Based Compensation
Shares reserved for issuance (in shares)		32,436,944		72,366,220	56,199,355
Employee Stock
Stock Based Compensation
Automatic increase percentage (as a percent)	1.00%
Unrecognized compensation cost, other than options		$ 7.4
Weighted-average period (in years)		10 months 13 days
Common Class A | Employee Stock
Stock Based Compensation
Shares reserved for issuance (in shares)	2,400,000	2,400,000
Annual increase amount (in shares)	1,800,000
Purchase price discount (as a percent)	15.00%
Purchase price(as a percent)	85.00%
Shares purchased (in shares)		0
Common Class A | Employee Stock | Forecast
Stock Based Compensation
Shares purchased (in shares)			583,950